OTHER GAINS AND CHARGES	12 Months Ended
Jun. 28, 2017
Disclosure Other Gains And Charges [Abstract]
OTHER GAINS AND CHARGES
OTHER GAINS AND CHARGES
Other gains and charges consist of the following (in thousands):

	2017	2016	2015
Severance and other benefits	$6,591	$3,304	$1,182
Restaurant impairment charges	5,190	10,651	2,255
Restaurant closure charges	4,084	3,780	1,736
Information technology restructuring	2,739	—	—
Accelerated depreciation	1,988	—	—
Lease guarantee charges	1,089	—	—
(Gain) loss on the sale of assets, net	(2,659)	(2,858)	1,093
Impairment of investment	—	1,000	—
Acquisition costs	—	700	1,100
Impairment of intangible assets	—	392	645
Litigation	—	(3,191)	(2,753)
Other	3,633	3,402	(494)
	$22,655	$17,180	$4,764

Fiscal 2017
During fiscal 2017, we completed a reorganization of the Chili’s restaurant operations team and certain departments at the corporate headquarters to better align our staffing with the current management strategy and resource needs. This employee separation action resulted in severance charges and accelerated stock-based compensation expenses of $6.6 million. All of the severance amounts were paid by the end of fiscal 2017.
We recorded restaurant impairment charges of $5.2 million primarily related to the long-lived assets and reacquired franchise rights of ten underperforming Chili's restaurants which will continue to operate. See Note 10 for fair value disclosures. Additionally, we recorded restaurant closure charges of $4.1 million primarily related to lease charges and other costs associated with closed restaurants.
We incurred $2.7 million of professional fees and severance associated with our information technology restructuring offset by a $2.7 million gain on the sale of property. We also recorded accelerated depreciation charges of $2.0 million related to long-lived assets to be disposed of and lease guarantee charges of $1.1 million related to leases that were assigned to a divested brand. For additional lease guarantee disclosures, see Note 14 - Commitments and Contingencies. Other charges primarily include $2.4 million of expenses for consulting fees related to a special project.
Fiscal 2016
During fiscal 2016, we recorded impairment charges of $10.7 million primarily related to seven underperforming restaurants that either continue to operate or closed during fiscal 2017 and $1.0 million related to a cost method investment. We recorded restaurant closure charges of $3.8 million that primarily consisted of additional lease and other costs associated with closed restaurants. We also incurred $3.3 million in severance and other benefits related to organizational changes.
We were a plaintiff in a class action lawsuit against US Foods styled as In re U.S. Foodservice, Inc. Pricing Litigation. A settlement agreement was fully executed by all parties in September 2015, and we received approximately $2.0 million during the second quarter of fiscal 2016 in settlement of this litigation. We also received net proceeds of $1.2 million from British Petroleum in the fourth quarter of fiscal 2016 related to the 2010 Gulf of Mexico oil spill judgment.
Additionally, we recorded a $2.9 million gain on the sale of several properties and $0.7 million of transaction costs related to the acquisition of Pepper Dining. Other charges primarily included $1.4 million of expenses to reserve for royalties, rents and other outstanding amounts related to a bankrupt franchisee and $1.2 million of professional service fees associated with organizational changes.
Fiscal 2015
During fiscal 2015, we were a plaintiff in the antitrust litigation against Visa and MasterCard styled as Progressive Casualty Insurance Co., et al. v. Visa, Inc., et al.  A settlement agreement was fully executed by all parties in January 2015 and we recognized a gain of approximately $8.6 million. Also during fiscal 2015, the class action lawsuit styled as Hohnbaum, et al. v. Brinker Restaurant Corp., et al. ("Hohnbaum case") was finalized resulting in an additional charge of approximately $5.8 million to adjust our previous estimate of the final settlement amount.
We recorded restaurant impairment charges of $2.3 million related to underperforming restaurants that either continue to operate or closed during fiscal 2017. We also recorded restaurant closure charges of $1.7 million primarily related to lease termination charges and a $1.1 million loss primarily related to the sale of two company-owned restaurants located in Mexico. Furthermore, we incurred $1.2 million in severance and other benefits related to organizational changes made during the fiscal year. The severance charges include expense related to the accelerated vesting of stock-based compensation awards. We also incurred expenses of approximately $1.1 million during fiscal 2015 related to the acquisition of Pepper Dining subsequent to the end of the year.